Document and Entity Information	Oct. 06, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	NAVISTAR INTERNATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000808450
Current Fiscal Year End Date	--10-31
Document Type	8-K
Document Period End Date	Oct. 06, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-9618
Entity Tax Identification Number	36-3359573
Entity Address, Address Line One	2701 Navistar Drive
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	(331)
Local Phone Number	332-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	NAV
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Cumulative convertible junior preference stock, Series D (par value $1.00)
Trading Symbol	NAV-D
Security Exchange Name	NYSE